Financial Instruments - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges derivative instruments at fair value, net			£ 38,000,000	£ 5,900,000
Loss on cash flow hedges			2,500,000	0
Nominal amount			6,300,000,000
Liabilities of put option agreements with vendors			£ 391,500,000	£ 110,700,000
Weighted average growth rate			16.70%	14.80%
Risk adjusted discount rate			6.50%	4.00%
Increase (decrease) in growth rate in estimated future financial performance	1.00%	1.00%	1.00%
Increase (decrease) in risk-adjusted discount rate	0.50%	0.50%	0.50%
Increase (decrease) in value of investments	50.00%	50.00%	50.00%
Contracts due in November 2023
Disclosure of detailed information about financial instruments [line items]
Receipts | €		€ 500.0
Payments | $	$ 604.2
Contracts Due In March 2025
Disclosure of detailed information about financial instruments [line items]
Receipts | €		€ 500.0
Payments			£ 444,100,000
Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities of put option agreements with vendors			219,600,000
Earnout agreements for acquisitions completed in the current year | Bottom of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments			0	£ 0
Earnout agreements for acquisitions completed in the current year | Top of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments			124,000,000	41,000,000
All earn-out agreements | Bottom of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments			0	0
All earn-out agreements | Top of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments			595,000,000	808,000,000
An increase or decrease in the multiple of 0.5 times revenue
Disclosure of detailed information about financial instruments [line items]
Increase decrease on equity due to change in fair value of other investment			3,800,000
One percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement			6,000,000	1,500,000
Decrease in combined liabilities due to earn out and put option arrangement			6,600,000	1,400,000
0.5 percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement			8,900,000	2,000,000
Decrease in combined liabilities due to earn out and put option arrangement			8,600,000	2,000,000
Derivatives not designated as hedges | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)			(3,900,000)	(1,600,000)
Nominal amount			764,800,000	304,600,000
Derivatives not designated as hedges | Trade and Other Payable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities			£ 45,500,000	9,700,000
Hedges of net investment in foreign operations [member] | 93 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			93,000,000
Hedges of net investment in foreign operations [member] | 750 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			750,000,000
Hedges of net investment in foreign operations [member] | 220 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			220,000,000
Hedges of net investment in foreign operations [member] | 604 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			604,000,000
Derivatives in designated hedge relationships | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)			£ 46,700,000	1,600,000
Derivatives in designated hedge relationships | Trade and other receivable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets			500,000	9,600,000
Derivatives in designated hedge relationships | Trade and Other Payable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities			£ 47,200,000	£ 11,200,000